AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 9, 2019 TO THE MAY 1, 2019 TO THE PROSPECTUS FOR EQUI-VEST(R) (SERIES 201) EMPLOYER-SPONSORED RETIREMENT PLANS

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and statement of additional information (together the "Prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes as described below.

A. ASSET CATEGORIES FOR TEXAS TSA CONTRACT OWNERS ONLY.

In the "Portfolios of the Trusts" section under "Contract features and benefits" of your prospectus, the footnotes "A, B, C, D, E, F, G , H and I" for each variable investment option's assigned Asset Categories are hereby deleted in their entirety.

B. TEXAS STATE VARIATIONS.

Effective as of September 1, 2019, the "Texas" variation in "Appendix I: State contract availability and/or variations of certain features and benefits" in the Prospectus and any supplements thereto, is replaced in its entirety with the following:

----------------------------------------------------------------------------------------------------------------
 STATE   FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------------------------------------
TEXAS    See "How you can purchase and     EDC contracts                     The $2,500,000 limitation on the
         contribute to your contract" in                                     sum of all contributions under all
         "Contract features and benefits"                                    AXA Equi-table annuity
                                                                             accumulating contracts with the
                                                                             same owner or annuitant does not
                                                                             apply.

         See "What are your investment     For all new and existing TSA      UNAVAILABLE VARIABLE INVESTMENT
         options under the contract" in    contract owners (regardless of    OPTIONS:
         "Contract features and benefits"  the contract issue date) who are  The variable investment options
                                           employees of public school        that invest in portfolios of
                                           districts and open enrollment     unaffiliated trusts are not
                                           charter schools (grades K-12),    available.
                                           who are participants in the TSA
                                           plan, the providers of which are
                                           subject to the 403(b)
                                           Certification Rules of the
                                           Teacher Retirement System of the
                                           State of Texas, and who enroll
                                           and contribute to the TSA
                                           contracts through a salary
                                           reduction agreement.

         See "Personal Income Benefit" in  For TSA contract owners who are   The Personal Income Benefit
         "Contract features and benefits"  employees of public school        feature is not available.
                                           districts and open enrollment
                                           charter schools (grades K-12)
                                           who are participants in the TSA
                                           plan, the providers of which are
                                           subject to the 403(b)
                                           Certification Rules of the
                                           Teacher Retirement System of the
                                           State of Texas, and who enroll
                                           and contribute to the TSA
                                           contracts through a salary
                                           reduction agreement.

         See "Loans" in "Accessing your    All contract types                Taking a loan in excess of the
         money"                                                              Internal Revenue Code limits may
                                                                             result in adverse tax
                                                                             consequences. Please consult your
                                                                             tax adviser before taking a loan
                                                                             that exceeds the Internal Revenue
                                                                             Code limits.
----------------------------------------------------------------------------------------------------------------

                   Form No. IM-12-19 (9/19)           Catalog No. 159973 (9/19)
                   EV 201 - new biz/inforce TX
                   TSA only (SAR Mail)                                  #745268

--------------------------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------------------------
TEXAS        See "Annual administrative        All contract types                .   We do not deduct amounts from
(CONTINUED)  charge" in the "Charges under                                           the guaranteed interest option
             the contract" section under                                             for the Annual administrative
             "Charges and expenses"                                                  charge.
                                                                                 .   The annual administrative
                                                                                     charge will never be greater
                                                                                     than $50.00

  See "Charges we deduct from your  For TSA contract owners who are   The withdrawal charge equals a percentage
  total account value at the time   employees of public school        of the amount withdrawn based on the
  you request certain               districts and open enrollment     following schedule:
  transactions" and footnote (1)    charter schools (grades K-12)     Contract year(s)           Charge
  in the Fee Table. Also, see       who are participants in the TSA   ----------------           ------
  "Withdrawal charge" in "Charges   plan, the providers of which are         1                   6.00%
  under the contract" in "Charges   subject to the 403(b)                    2                   5.75%
  and expenses"                     Certification Rules of the               3                   5.50%
                                    Teacher Retirement System of the         4                   5.25%
                                    State of Texas, and who enroll           5                   5.00%
                                    and contribute to the TSA                6                   4.50%
                                    contracts through a salary               7                   4.00%
                                    reduction agreement.                     8                   3.00%
                                                                             9                   2.00%
                                                                             10                  1.00%
                                                                        11 and later             0.00%

                                                                      The total of all withdrawal charges may not
                                                                      exceed 8% of all contributions made during
                                                                      a specified period before the withdrawal is
                                                                      made.
------------------------------------------------------------------------------------------------------------------

         EQUI-VEST(R) is issued by and is a registered service mark of
             AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
               1290 Avenue of the Americas, New York, NY 10104.
   Copyright 2019 AXA Equitable Life Insurance Company. All rights reserved.
                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                (212) 554-1234

                                      2